Cover	Feb. 28, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2024
Entity File Number	001-06033
Entity Registrant Name	UNITED AIRLINES HOLDINGS, INC.
Entity Central Index Key	0000100517
Entity Tax Identification Number	36-2675207
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	233 S. Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	UAL
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ